Note 3 - Material Accounting Policy Information - Amortization and Impairment (Details)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Right-of-use asset	straight-line over the earlier of the end of the lease term or useful life of the asset
Buildings [member]
Statement Line Items [Line Items]
Amortization Percentage	4.00%
Office and computer equipment [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%
Mining assets [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%